NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details)									6 Months Ended	12 Months Ended
	Aug. 29, 2025 shares	Aug. 11, 2025 USD ($) shares	Jul. 01, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) $ / shares shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 30, 2023 $ / shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares								$ 60
Stock subscription receivable				$ 41,089						$ 41,089
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Value of stock issued for services										$ 44,341
Change in fair value, stock payable									$ (985,072)	(232,793)
Interest expense on convertible notes									1,896,714	7,276,092
Promissory notes				$ 1,207,797					852,968	1,207,797
Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares		200,000	356,901
Sale price per share (in dollars per share) | $ / shares			$ 0.162
Value of stock issued for services		$ 40,000
Interest Solutions, LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares								$ 120
Number of shares issuable upon debt conversion | shares								2,408
Convertible amount								$ 275,000
Interest rate (in percent)								13.00%
Interest expense on convertible notes										35,652
Accrued interest net				9,011						9,011
Promissory notes				315,549					288,908	315,549
JonesTrading Institutional Services LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares								$ 120
Number of shares issuable upon debt conversion | shares								3,283
Convertible amount								$ 375,000
Interest rate (in percent)								13.00%
Interest expense on convertible notes										$ 48,617
Transferred registered shares | shares										101
Accrued interest net				12,288						$ 12,288
Promissory notes				430,295					393,966	430,295
Toppan Merrill LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)								13.00%
Interest expense on convertible notes										15,694
Promissory notes				185,788					$ 170,094	185,788
Aggregate principal amount								$ 160,025
Carriage House Capital, Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares						4,166	5,833	1,667
Sale price per share (in dollars per share) | $ / shares							$ 298.8	$ 298.8
Number of unissued shares | shares									4,166
Stock subscription receivable									$ 259,893
Common stock, par value (in dollars per share) | $ / shares									$ 62.38
Market price of public shares (in Dollars per share) | $ / shares						$ 6.5
Value of stock issued for services						$ 27,100
Change in fair value, stock payable						$ 232,793
Carriage House Capital, Inc | Due upon signing of the contract
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares							16,677
Carriage House Capital, Inc | Due, signing of the contract
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares							4,166
Carriage House Capital, Inc | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares							5,833
Winston & Strawn LLP
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of shares issuable for services								$ 2,500,000
Number of installments | installment								3
Value of shares issuable for services in each installment								$ 833,333
Subscription payable, liability				$ 2,489,945					$ 2,425,647	$ 2,489,945
Winston & Strawn LLP | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares								2,500,000
Outside The Box Capital Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares										6,919
Market price of public shares (in Dollars per share) | $ / shares				$ 5.7						$ 5.7
Value of stock issued for services										$ 39,404
Locbox Technologies, Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				203,425
Market price of public shares (in Dollars per share) | $ / shares				$ 0.2053						$ 0.2053
Value of stock issued for services				$ 41,763
Payment for software services, Monthly payment				$ 20,000
Payment for software services in stock (in percent)				90.00%
Issuance of stock for payment of services				9.90%
Payment for services, Non-Payment of cash, Interest rate										13.00%
Payment for services, Right to acquire, Ownership percentage				5.00%
Payment for services, valuation amount				$ 10,000,000						$ 10,000,000
Payment for services right to acquire, investment amount				$ 500,000						$ 500,000
License fee paid considered as contribution (in percent)										50.00%
Individual Third Party
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares					100,000
Market price of public shares (in Dollars per share) | $ / shares					$ 0.1905
Value of stock issued for services					$ 19,050
Stock promotion agreement, Performance of service period					6 months
Stock promotion agreement, Expense recognition period					6 months
Longside Ventures LLC | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	200,000
Longside Ventures LLC | Execution of the agreement, issued | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	100,000
Longside Ventures LLC | One-month anniversary | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	100,000